Related Party Transactions (Schedule of Revenue and Expense Transactions) (Detail) - O V S [Member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Revenues	$ 6.9	$ 7.0	$ 6.6
Operating costs	$ 1.0	$ 1.6	$ 1.5